Retirement benefits - Summary of Retirement Benefit Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined benefit plans:
Interest income on plan assets	$ (1,732)	$ (1,160)	$ (1,657)
Other	246	(343)	(174)
Total	1,375	1,293	1,428
Defined contribution plans	420	403	423
Total retirement benefit expense	1,795	1,696	1,851
Pensions
Defined benefit plans:
Current service cost, defined benefit plans	1,100	1,385	1,359
Interest expense, defined benefit plans	1,584	1,223	1,683
OPEB
Defined benefit plans:
Current service cost, defined benefit plans	57	60	72
Interest expense, defined benefit plans	$ 120	$ 128	$ 145